Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Schedule of land use rights
		December 31,
	Useful Life	2013	2012
Land use rights	50 years	$4,091,385	$3,967,561
Others	1 year	6,248	6,059
		4,097,633	3,973,620
Less: accumulated depreciation		(565,403)	(468,941)
		$3,532,230	$3,504,679